PZENA
                                     FOCUSED
                                      VALUE
                                      FUND










                               SEMI-ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED

                                OCTOBER 31, 1999

                            PZENA FOCUSED VALUE FUND


November 30, 1999

Dear Shareholders:

The market's continuing obsession with technology at any price has driven investment returns in 1999. At the same time, our down-to-earth classic value approach of buying solid businesses at very low prices has gone unrewarded for the second consecutive year. As a result, our fund had a year-to-date return of -1.92% through November 30, and since inception (June 24, 1996), the fund has earned 7.34% on an average annualized basis.

As we approach the start of a new century and a new millennium, it seems appropriate to cite a simple investment truth; VALUATION EXTREMES ARE ALWAYS TEMPORARY.

Investing today is dominated by an appealingly simple thesis: investment success is solely dependent on a willingness to focus on technology and the internet. To dwell on the price of a security is to risk missing out on the game. Momentum is the winning strategy, and those who do not embrace the new paradigm are out-of-touch. As internet market commentator Jim Cramer of TheStreet.com said threateningly to investors foolish enough to retain old-fashioned value strategies, "join us (in the internet/technology frenzy) or die."

But hold on, lest you jump onto a train that may be nearing a wall. Consider this warning, offered long before anyone had ever heard of the internet, by American philosopher George Santayana (1863-1952) who said, "those who cannot remember the past are condemned to repeat it." While the philosopher was aiming his advice at society at large, his message rings with truth for the long-term investor. Without exception, the most dangerous words for an investor have always been, "this time it's different."

So let us be very clear in our message. This time is not any different. We are in the midst of a valuation extreme that has set new records. No, we do not know precisely when the extremes will peak. Yes, we can only guess at the likely triggers for a return to valuation normalcy. What we can say for sure is that we remember the power of a simple investment truth; VALUATION EXTREMES ARE ALWAYS TEMPORARY.

That is why we regard the opportunity available in our portfolio today as a once in a generation event. We build our portfolio from the perspective of a business owner, concerned with two primary measures, (1) what is the annual return on investment, and (2) is the return sustainable. An owner does not focus on the stock price, because they know that at any given time a stock's price can vary greatly from the fundamental value of the business. Look for a moment at the following table as a business owner would:

                         Current Enterprise Value/
                            Current Cash Flow            Current Cash Flow Yield
                            -----------------            -----------------------
PZENA PORTFOLIO*                   6.2x                            16.1%
CISCO SYSTEMS                     66.3x                             1.5%

--------------------------------------------------------------------------------
* Pzena Portfolio represents ten of the largest holdings in the portfolio as of 11/30/99.

                            PZENA FOCUSED VALUE FUND


In other words, the companies that comprise over 40% of our portfolio are earning an annual yield of 16.1% from current cash flows. Furthermore, the cash flows for most of these companies are at or near their lows, and have already begun to rebound. Thus, if we consider an average three-year holding period, our conservative estimate of the annual cash flow yield approaches 20%.

Historically, these kinds of valuation opportunities do not last. A select group of investors eventually seize the opportunity and earn superior long-term returns. We believe we are among that select group of investors who will ultimately benefit from our valuation discipline. Investing is and always will be a process of allocating scarce resources among a wide range of choices. Sentiment today says there is only one good allocation decision, because "this time it's different." But in fact, the only thing that is different today is the extent of the extreme.

Thank you again for your confidence in us.


Sincerely,


/s/ Richard S. Pzena

Richard S. Pzena

--------------------------------------------------------------------------------
The Pzena Focused Value Fund's annualized total return from its inception on June 24, 1996 through September 30, 1999 was 7.55%. For the 12 months ending September 30, 1999 the Fund showed a total return of 9.86%. Results shown are past performance and should not be regarded as an indicator of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their cost. The Pzena Focused Value Fund is distributed by First Fund Distributors Inc., Phoenix AZ 85018.

                            PZENA FOCUSED VALUE FUND


SCHEDULE OF INVESTMENTS AT OCTOBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares   COMMON STOCKS: 96.2%                                         Value
--------------------------------------------------------------------------------
           AEROSPACE / DEFENSE: 5.8%
   7,975   Boeing Company.........................................   $  367,348
                                                                     ----------
           AUTO PARTS: 3.3%
   6,225   Lear Corp. *...........................................      210,094
                                                                     ----------
           CHEMICALS - DIVERSIFIED: 3.2%
   4,998   B.F. Goodrich Company..................................      118,390
   2,025   FMC Corp. *............................................       82,392
                                                                     ----------
                                                                        200,782
                                                                     ----------
           CHEMICALS - SPECIALTY: 7.6%
   8,175   CK Witco Corp..........................................       76,641
   7,200   Cytec Industries, Inc..................................      185,850
   8,350   Lubrizol Corp.*........................................      213,969
                                                                     ----------
                                                                        476,460
                                                                     ----------
           COMMUNICATIONS EQUIPMENT: 4.1%
  12,400   Anixter International, Inc. *..........................      258,850
                                                                     ----------
           COMPUTERS - MEMORY DEVICES: 6.4%
  21,850   Quantum Corp. - DLT & Storage*.........................      337,309
  10,925   Quantum Corp. - Hard Disk Drive*.......................       66,916
                                                                     ----------
                                                                        404,225
                                                                     ----------
           COMPUTER SOFTWARE: 2.2%
   2,900   Autodesk, Inc..........................................       54,375
   5,450   Cadence Design Sustems, Inc.*..........................       82,772
                                                                     ----------
                                                                        137,147
                                                                     ----------
           ELECTRONICS - COMPONENT DISTRIBUTORS: 4.1%
   4,750   Avnet, Inc.............................................      259,172
                                                                     ----------
           FINANCIAL - DIVERSIFIED: 5.9%
   7,750   Healthcare Realty Trust, Inc...........................      149,188
   4,237   The PMI Group, Inc.....................................      219,794
                                                                     ----------
                                                                        368,982
                                                                     ----------

                            PZENA FOCUSED VALUE FUND

--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------
           HEALTH CARE - LONG TERM: 3.9%
  61,900   Beverly Enterprises, Inc. *............................   $  243,731
                                                                     ----------
           HEALTH CARE - HOSPITAL MANAGEMENT: 1.4%
   3,675   Columbia/HCA Healthcare Corp...........................       88,659
                                                                     ----------
           HEALTH CARE - MANAGED CARE: 2.6%
   2,125   Aetna, Inc.............................................      106,781
   8,400   Foundation Health Systems, Inc. *......................       55,650
                                                                     ----------
                                                                        162,431
                                                                     ----------
           HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES: 3.1%
   6,900   Quest Diagnostics, Inc. *..............................      193,200
                                                                     ----------
           INSURANCE - PROPERTY AND CASUALTY: 4.8%
   4,125   CNA Financial Corp. *..................................      153,656
   4,525   St. Paul Companies, Inc................................      144,800
                                                                     ----------
                                                                        298,456
                                                                     ----------
           IRON & STEEL: 4.5%
  14,600   UCAR International, Inc. *.............................      285,612
                                                                     ----------
           LEISURE TIME - PRODUCTS: 1.4%
   2,550   Polaris Industries, Inc................................       89,091
                                                                     ----------
           MACHINERY - DIVERSIFIED: 7.7%
  31,100   AGCO Corp..............................................      334,325
   9,300   Hussman International, Inc.............................      148,800
                                                                     ----------
                                                                        483,125
                                                                     ----------
           METAL FABRICATORS: 3.0%
   6,475   Kennametal,  Inc.......................................      186,156
                                                                     ----------
           OIL & GAS - DRILLING: 2.1%
   5,825   Precision Drilling Corp.*..............................      135,067
                                                                     ----------

                            PZENA FOCUSED VALUE FUND

--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------
           OIL & GAS - REFINING/MARKETING: 2.5%
   6,325   Tosco Corp.............................................   $  160,102
                                                                     ----------
           PAPER & RELATED PRODUCTS: 2.0%
   3,125   Georgia-Pacific Group..................................      124,023
                                                                     ----------
           RETAIL - APPAREL/SHOE: 3.2%
   4,400   Payless ShoeSource, Inc.*..............................      201,575
                                                                     ----------
           RETAIL - RESTAURANTS: 0.3%
   1,375   CBRL Group, Inc........................................       18,391
                                                                     ----------
           TEXTILES - APPAREL: 1.1%
  25,340   Fruit of the Loom, Inc., Class A *.....................       68,101
                                                                     ----------
           TEXTILES - SPECIALTY: 1.6%
  26,830   Burlington Industries, Inc. *..........................       98,936
                                                                     ----------
           TOBACCO: 2.7%
   6,350   Philip Morris Companies, Inc...........................      167,481
                                                                     ----------
           TRANSPORTATION - RAILROADS: 4.2%
   3,505   Canadian Pacific, Ltd..................................       82,587
   3,250   Union Pacific Corp.....................................      181,188
                                                                     ----------
                                                                        263,775
                                                                     ----------
           UTILITIES - ELECTRIC COMPANIES: 1.5%
   2,525   Unicom Corp............................................       96,739
                                                                     ----------
           Total Common Stocks (cost $6,882,502)..................    6,047,711
                                                                     ----------

                            PZENA FOCUSED VALUE FUND

--------------------------------------------------------------------------------
Principal
  Amount   SHORT-TERM INVESTMENTS: 6.1%                                 Value
--------------------------------------------------------------------------------
           MONEY MARKET INVESTMENT: 6.1%
$381,303   Firstar Stellar Treasury, 4.35%, 12/31/1999
           (cost $381,303)........................................   $  381,303
                                                                     ----------

           Total Investments in Securities
           (cost $7,263,805+): 102.3%.............................    6,429,014
           Liabilities in excess of Other Assets: (2.3)%..........     (142,169)
                                                                     ----------
           TOTAL NET ASSETS: 100.0%...............................   $6,286,845
                                                                     ==========

* Non-income producing security.

+ At October 31, 1999, the basis of securities for federal income tax purposes was the same as their cost for financial reporting purposes. Gross unrealized appreciation and depreciation were as follows:

           Gross unrealized appreciation..........................   $  663,505
           Gross unrealized depreciation..........................   (1,498,296)
                                                                     ----------
                 Net unrealized depreciation......................   $ (834,791)
                                                                     ==========

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES AT OCTOBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value (cost $7,263,805)...........   $6,429,014
  Dividends and interest receivable...............................        2,893
  Deferred organization costs.....................................       11,536
  Prepaid expenses................................................        6,662
                                                                     ----------
              Total assets........................................    6,450,105
                                                                     ----------
LIABILITIES
  Payable for securities purchased................................      130,874
  Advisory fees...................................................          772
  Administration fee..............................................          309
  Other accrued expenses..........................................       14,117
  Due to advisor..................................................       17,188
                                                                     ----------
              Total liabilities...................................      163,260
                                                                     ----------
NET ASSETS........................................................   $6,286,845
                                                                     ==========
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
        ($6,286,845 / 571,223 shares outstanding; unlimited
        number of shares authorized without par value)............   $    11.01
                                                                     ==========
COMPONENTS OF NET ASSETS
  Paid-in capital.................................................   $6,951,299
  Accumulated net investment loss.................................      (22,608)
  Undistributed net realized gain on investments..................      192,945
  Net unrealized depreciation on investments......................     (834,791)
                                                                     ----------
        Net assets................................................   $6,286,845
                                                                     ==========

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividends.....................................................   $   39,671
    Interest......................................................        2,141
                                                                     ----------
          Total income............................................       41,812
                                                                     ----------
  Expenses
    Advisory fees.................................................       46,014
    Administration fee............................................       15,123
    Fund accounting fees..........................................        8,962
    Audit fee.....................................................        7,153
    Transfer agent fees...........................................        4,199
    Amortization of deferred organization costs...................        3,527
    Custody fees..................................................        3,455
    Registration fees.............................................        3,180
    Trustee fees..................................................        2,266
    Legal fees....................................................        2,085
    Reports to shareholders.......................................        1,936
    Insurance.....................................................          277
                                                                     ----------
      Total expenses..............................................       98,177
      Less: expenses waived and reimbursed........................      (33,757)
                                                                     ----------
      Net expenses................................................       64,420
                                                                     ----------
          NET INVESTMENT LOSS.....................................      (22,608)
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain from security transactions....................       91,880
  Net unrealized depreciation on investments......................     (495,556)
                                                                     ----------
    Net realized and unrealized loss on investments...............     (403,676)
                                                                     ----------
          NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....   $ (426,284)
                                                                     ==========

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------
                                                              Six Months Ended      Year Ended
                                                              October 31, 1999#   April 30, 1999
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment loss.......................................    $  (22,608)        $  (33,228)
   Net realized gain from security transactions..............        91,880            114,692
   Net unrealized depreciation on investments................      (495,556)        (1,700,242)
                                                                 ----------         ----------
      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...      (426,284)        (1,618,778)
                                                                 ----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains...................................            --           (343,927)
                                                                 ----------         ----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from net change in
     outstanding shares (a)..................................      (447,957)          (530,603)
                                                                 ----------         ----------
      TOTAL DECREASE IN NET ASSETS...........................      (874,241)        (2,493,308)

NET ASSETS
   Beginning of period.......................................     7,161,086          9,654,394
                                                                 ----------         ----------
END OF PERIOD................................................    $6,286,845         $7,161,086
                                                                 ==========         ==========

(a) A summary of capital share transactions is as follows:

                                                      Six Months Ended               Year Ended
                                                      October 31, 1999#            April 30, 1999
                                                   ------------------------    ------------------------
                                                     Shares        Value         Shares        Value
                                                   ----------    ----------    ----------    ----------
Shares sold......................................      55,342    $  673,827       153,638    $1,870,983
                                                   ----------    ----------    ----------    ----------
Shares issued in reinvestment of distribution....          --            --        31,885       343,409
Shares redeemed..................................     (89,535)   (1,121,784)     (250,459)   (2,744,995)
                                                   ----------    ----------    ----------    ----------
Net decrease.....................................     (34,193)   $ (447,957)      (64,936)   $ (530,603)
                                                   ==========    ==========    ==========    ==========

# Unaudited.

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------
                                                     Six Months       Year Ended April 30,    June 24, 1996*
                                                       Ended        ------------------------     through
                                                  October 31, 1999#    1999          1998     April 30, 1997
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...............  $    11.83     $    14.40    $    11.56    $    10.00
                                                     ----------     ----------    ----------    ----------
Income from investment operations:
  Net investment loss..............................       (0.04)         (0.05)        (0.03)           --
  Net realized and unrealized gain (loss) on
     investments...................................       (0.78)         (2.02)         3.93          1.59
                                                     ----------     ----------    ----------    ----------
Total from investment operations...................       (0.82)         (2.07)         3.90          1.59
                                                     ----------     ----------    ----------    ----------
Less distributions:
  From net investment income.......................          --             --            --         (0.01)
  From net realized gains..........................          --          (0.50)        (1.06)        (0.02)
                                                     ----------     ----------    ----------    ----------
Total distributions................................          --          (0.50)        (1.06)        (0.03)
                                                     ----------     ----------    ----------    ----------
Net asset value, end of period.....................  $    11.01     $    11.83    $    14.40    $    11.56
                                                     ==========     ==========    ==========    ==========
Total return.......................................       (6.93)%       (14.03)%       35.10%        15.88%

Ratios/supplemental data:
Net assets, end of period (millions)...............  $      6.3     $      7.2    $      9.7    $      3.9

Ratio of expenses to average net assets:
  Before expense reimbursement.....................        2.67%+         2.60%         2.69%         5.82%+
  After expense reimbursement......................        1.75%+         1.75%         1.75%         1.75%+

Ratio of net investment loss to average net assets:
  Before expense reimbursement.....................       (1.53)%+       (1.26)%       (1.26)%       (4.16)%+
  After expense reimbursement......................       (0.61)%+       (0.41)%       (0.32)%       (0.09)%+

Portfolio turnover rate............................       20.92%         47.14%        53.95%        22.06%

* Commencement of operations.
+ Annualized.
# Unaudited.

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT OCTOBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Pzena Focused Value Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on June 24, 1996. The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. DEFERRED ORGANIZATION COSTS. All of the expenses incurred by the Advisor in connection with the organization and registration of the Fund's shares have been borne by the Fund and are being amortized on a straight-line basis over a period of five years.

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

     Pzena Investment Management, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the six months ended October 31, 1999, the Fund incurred $46,014 in advisory fees.

                            PZENA FOCUSED VALUE FUND

--------------------------------------------------------------------------------

     The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.75% of average net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to recoupment by the Advisor. For the six months ended October 31, 1999, the Advisor reimbursed the Fund in the amount of $33,757.

     The Advisor may recapture from the Fund the cumulative expense reimbursement waiver of $236,099, subject to the requirements that the Fund must pay the current ordinary operating expenses of the Fund before any such recapture and its continued compliance with any other expense limitations. The Advisor must seek recapture of $69,577 and $166,522 of the cumulative reimbursement by no later than April 30, 2002 and 2003, respectively, or the Advisor forgoes the right to recapture these amounts.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

          Under $15 million           $30,000
          $15 to $50 million          0.20% of average daily net assets
          $50 to $100 million         0.15% of average daily net assets
          $100 to $150 million        0.10% of average daily net assets
          Over $150 million           0.05% of average daily net assets

     For the six months ended October 31, 1999, the Fund incurred $15,123 in administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended October 31, 1999, were $1,471,561 and $2,160,257, respectively.

                                     ADVISOR

                        Pzena Investment Management, LLC
                                830 Third Avenue
                                   14th Floor
                               New York, NY 10022

                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                             4455 E. Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN

                     Firstar Institutional Custody Services
                                425 Walnut Street
                              Cincinnati, OH 45202

                     SHAREHOLDER SERVICE AND TRANSFER AGENT

                          American Data Services, Inc.
                                  P.O. Box 5536
                               Hauppauge, NY 11788

                              INDEPENDENT AUDITORS

                              Tait, Weller, & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                               COUNSEL TO THE FUND

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

                             COUNSEL TO THE ADVISOR

                               Lane Altman & Owens
                               101 Federal Street
                                Boston, MA 02110

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.